ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS - Narrative (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
PRC subsidiaries and VIEs [Member]
Condensed Financial Statements, Captions [Line Items]
Restricted Net Asset	¥ 601,547	¥ 828,461